SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS - Narrative (Details) $ / shares in Units, $ in Millions				12 Months Ended
	Jul. 02, 2021 CAD ($) shares	Mar. 12, 2021 CAD ($) $ / shares shares	Nov. 30, 2020 CAD ($) $ / shares shares	Mar. 31, 2022 shares	Mar. 31, 2021 shares	Mar. 12, 2021 $ / shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of shares issued and fully paid (in shares) | shares				317,024,123	293,355,463
Number of subscription receipts issued (in shares) | shares	22,400,000
Aggregate gross proceeds	$ 700.0
Earned interest	0.4
Issuance related costs	31.0
Income tax recovery	$ 8.2
Issue of equity (in shares) | shares		10,454,545	16,594,126
Equity issued (in dollars per share) | (per share)		$ 34.29	$ 29.85			$ 27.50
Proceeds from issue of ordinary shares		$ 358.5	$ 495.3
Share issue related cost		42.3
Income tax recovery		$ 11.2
Common shares (in shares) | shares				663,430	7,476,902